                                                                               .
                                                                               .
                                                                               .
                                 LAW OFFICES OF
                             KELLER ROHRBACK L.L.P.

LAURIE B. ASHTON + PP. )) (C)          GLEN P. GARRISON SS.     DAVID R. MAJOR              AMY WILLIAMS-DERRY
IAN S. BIRK                            LAURA R. GERBER          JOHN MELLEN (?)             MICHAEL WOERNER
STEPHEN R. BOATWRIGHT + )) (C)         GARY A. GOTTO + )) (C)   ROBERT S. OVER o -          BENSON D. WONG
KAREN E. BOXX (C)                      MARK A. GRIFFIN          AMY PHILLIPS
JOHN H. BRIGHT                         AMY N.L. HANSON ((       LORRAINE LEWIS PHILLIPS     + ADMITTED IN ARIZONA
GRETCHEN FREEMAN CAPPIO                IRENE M. HECHT           ERIN M. RILEY ((            ++ ALSO ADMITTED IN ARIZONA
JASON P. CHUKAS                        SCOTT C. HENDERSON       PAUL M. ROSNER              (!) ALSO ADMITTED IN CALIFORNIA
T. DAVID COPLEY ++                     MICHAEL F. JOHNSON       DAVID J. RUSSELL            PP. ALSO ADMITTED IN COLORADO
ALICIA M. CORBETT + )) (C)             TOBIAS J. KAMMER         MARK D. SAMSON + )) (C)     SS. ALSO ADMITTED IN IDAHO
CLAIRE CORDON                          RON KILGARD + )) (C)     LYNN LINCOLN SARKO - ((     (?) ALSO ADMITTED IN ILLINOIS
SHANE P. CRAMER ++ (C)                 BENJAMIN J. LANTZ        FREDERICK W. SCHOEPFLIN     o ALSO ADMITTED IN MARYLAND
ROB J. CRICHTON (m)                    HEIDI LANTZ              WILLIAM C. SMART            (o) ALSO ADMITTED MICHIGAN
JULI FARRIS DESPER (!) -               CARI CAMPEN LAUFENBERG   THOMAS A. STERKEN           (n) ALSO ADMITTED IN NEW YORK
MAUREEN M. FALECKI (!)                 ELIZABETH A. LELAND      BRITT L. TINGLUM ((         (m) ALSO ADMITTED IN OREGON
RAYMOND J. FARROW                      TANA LIN (?) (o) -       LAURENCE R. WEATHERLY       - ALSO ADMITTED IN WASHINGTON, D.C.
DANIEL S. FRIEDBERG (( (C)             DEREK W. LOESER          MARGARET E. WETHERALD (m)   (( ALSO ADMITTED IN WISCONSIN
                                                                                            )) NOT ADMITTED IN WASHINGTON
                                                                                            (C) OF COUNSEL


                                October 10, 2006


Mr. Todd K. Schiffman
U.S. Securities and Exchange Commission
Division of Corporate Finance, #7 Financial Services
100 F Street NE
Washington, DC 20549

Mail Stop 0408

         Re:      WSB Financial Group, Inc.
                  Amendment No. 1 to Registration Statement on Form S-1 File No. 333-137038

Dear Mr. Schiffman:

         This letter accompanies the above-referenced filing and responds to your letter, dated September 27, 2006, to David K. Johnson, President and Chief Executive Officer of WSB Financial Group, Inc., relating to the Registration Statement on Form S-1, File No. 333-137038.

General

     1. Please include an updated consent from your independent accountants in subsequent pre-effective amendments.

     Response: The updated consents of Moss Adams LLP and Ball & Treger, LLP are attached to Amendment No. 1, as Exhibits 23.1 and 23.2, respectively, and updated consents will be included in subsequent pre-effective amendments.

     2. Please update the financial statements under Rule 3-12 or Regulation S-X, as applicable.

REPLY TO: 1201 THIRD AVENUE SUITE 3200 SEATTLE, WASHINGTON 98101-3052 TELEPHONE:
                       (206) 623-1900 FAX: (206) 623-3384

                             WWW.KELLERROHRBACK.COM

    AFFILIATED OFFICE: KELLER ROHRBACK PLC 3101 N. CENTRAL AVENUE, SUITE 900
            PHOENIX, ARIZONA 85012 (602) 248-0088 FAX (602) 248-2822

Mr. Todd K. Schiffman                                     KELLER ROHRBACK L.L.P.
October 10, 2006
Page 2


         Response: The company's financial statements as of and for the third quarter and as of and for the nine months ended September 30, 2006 will be reflected in the pre-effective amendment expected to be filed in late October.

Summary, page 1

         3. Please revise the section entitled "WSB Financial Group, Inc."

                  o revise the first paragraph to disclose the percentage of your loans that are related to real estate;

                  o disclose the percentage of shares that will be owned by directors and executive officers and the effective control that they will have over the company;

                  o revise the third paragraph to disclose the total growth from 2001 to 2006 or the growth each year rather than the compound annual growth; and

                  o clarify the bullet point relating to net income to disclose the 12 month period for which you earned $15,000.

         Response: We have added a new section, captioned "Business Risks," on page 4 of the Summary, to address your comments in bullet points one and two above and to otherwise highlight in the Summary section certain of the material business risks associated with our business and operations.

         We have retained the reference to compound annual growth rate in paragraph three of the Summary. We respectfully submit that use of this measure is appropriate and not misleading, because the company's annual growth rate during the past five years has been relatively constant (we are supplementally providing to you information relating to the company's annual growth during this period). We also note that several recent filings, including Omni Financial, Nexity Financial Corp. and Valley Bancorp, use CAGR in the summary section.

         We have revised the bullet point relating to net income growth to disclose the 12 month period for which we earned $15,000.

         4. Here and throughout your filing where you have utilized the compound annual growth rate (CAGR) measure, please revise to include a footnote to explain the meaning of the measure and how it is calculated.

         Response: We have inserted a definition of CAGR in the text of MD&A at page 24 of the Amendment.

         5. Please revise the section entitled "Our Market Area" to summarize the competition in your market.

Mr. Todd K. Schiffman                                     KELLER ROHRBACK L.L.P.
October 10, 2006
Page 3


         Response: This information has been included in the new "Business Risks" section on page 4 of the Amendment.

         6. Please summarize your recent violations of consumer laws and your weaknesses and failures to comply with reporting requirements. In the MD&A, identify each of your violations, failures and weaknesses and briefly explain each of them. Identify the corrective measures that you agreed with the FDIC to undertake. Please provide us with the MOU and all relevant documentation.

         Response: These revisions have been made to page 12 of the Amendment. Copies of the MOU and all relevant documentation which has been marked "confidential" are being provided supplementally for your review, along with our formal confidentiality request letter. We are also sending a copy of the confidentiality request to the Office of Freedom of Information and Privacy Act Operations, SEC Operations Center, as required. These materials are required by federal banking laws to be kept confidential, and therefore we are requesting confidential treatment of these materials pursuant to Rule 83 (17 CFR 200.83) of the Commission. The FDIC would not allow us to provide you with a copy of its Report of Examination, so that is not included. If you have any questions, feel free to contact the FDIC attorney, Ivan Cintron at (415) 808-8171.

Risk Factors, page 8

         7. Please revise each risk factor to "provide the information investors need to assess the magnitude of the risk." We refer you to Staff Legal Bulletin No. 7 (sample comments 34 and 38). For instance, in the first and second risk factors on page 8 you do not indicate the consequences of your being unable to sustain your historical growth rates on your profit and your ability to make loans. You also need to be more precise, in the first risk factor on page 9 and elsewhere than simply stating that if the risk occurs, it could "hurt our business and our prospects."

         Response: We have made these revisions throughout the "Risk Factors" section, and specifically to the risk factors identified in your comment.

         8. Please revise this section in compliance with Rule 421(d), Item 503(C) of Regulation S-K and Staff Legal Bulletin No. 7 to make each risk factor concise and in plain English. For instance, please group the numerous risk factors relating to growth and eliminate any duplication. In addition, consolidate the first and third risk factors on page 10 relating to the risk you will not be able to maintain controls if you grow. In addition, consolidate the second and third risk factors on page 14 which address similar risks.

         Response: We have substantially revised this section and made all changes as requested, at pages 9 through 17 of the Amendment.

         9. Please add a risk factor which discuses the fact that much of your loan portfolio is unseasoned and may not exhibit any problems until the loans are older.

Mr. Todd K. Schiffman                                     KELLER ROHRBACK L.L.P.
October 10, 2006
Page 4



         Response: We have added this risk factor to page 10 of the Amendment.


         10. Please revise the first risk factor on page 9 relating to real estate lending as follows:

                  o replace the characterization of your loans to real estate as "significant contribution" to state that over 93 percent of your loans are in real estate;

                  o provide more detail regarding the risks of having 52 percent of your loan portfolio in construction and development projects;

                  o discuss the extent to which a significant portion of your loans are concentrated among one or more borrowers;

                  o discuss the risk that all, or most, of your loans will suffer if there is a decline in the real estate market;

                  o describe the extent to which your residential loans are single family or multi family; and

                  o describe in detail potential consequences of a downturn in the real estate market on you, including not only how your outstanding loans and collateral would be affected but the extent to which you may not be able to generate future business.

         Response: We have made all requested changes and provided the additional information in pages 9 and 10 of the Amendment, with the exception of the third bullet point as the company does not have any material single borrower concentrations, as stated at page 69 of the Amendment.

         11. Please revise the third risk factor, on page 9, relating to the limited geographic area as follows:

                  o discuss how operating in a limited geographic area could limit your ability to grow; and

                  o discuss the extent to which you are dependent on the military and its members for deposits or lending business.

         Response: We do not believe operating in a limited geographic area limits the company's ability to grow and therefore, we have not made any changes in response to this comment. The company is only seven years old and has a relatively small deposit market share (under 7%) in west Puget Sound, and is close to attractive, larger markets where it can expand. We have added the discussion called for in the second bullet point at page 10 of the Amendment.

Mr. Todd K. Schiffman                                     KELLER ROHRBACK L.L.P.
October 10, 2006
Page 5


         12. Please revise the first risk factor, on page 11, relating to FDIC as follows:

                  o disclose the "weaknesses and failures" in your compliance to which you refer;

                  o disclose the "certain banking related consumer laws" that you violated; and

                  o disclose more completely the regulatory actions that could be taken if you fail to comply with the MOU with the FDIC.

         Response: We have added these disclosures at page 12 of the Amendment.

         13. Please revise the third risk factor, on page 11, relating to interest rates to disclose the following:

                  o the percentage of your loans that are fixed rate and the percentage that are variable; and

                  o the percentage of your loans that are short term and the percentage that are long term.

         Response: We have included this information on page 13 of the Amendment.

         14. Please revise the fourth risk factor on page 11 relating to competition to disclose the following:

                  o larger competitors may offer better lending and deposit rates to customers;

                  o competitors may increase their competition as you become a public company and your growth becomes more visible; and

                  o larger competitors may not be as vulnerable as you to local downturns and real estate downturns since they have a broader geographic area and their loan portfolio is diversified.

         Response: We have included these additional disclosures in page 13 of the Amendment.

         15. Please revise the second risk factor on page 13 relating to dividends from Westsound Bank to disclose the limits on the amounts of dividends.

         Response: We have revised this risk factor as requested, at page 15 of the Amendment.

Use of Proceeds, page 18

         16. Please revise this section to include your intent to pursue acquisitions of financial institutions which you discuss in the risk factors on page 12.

Mr. Todd K. Schiffman                                     KELLER ROHRBACK L.L.P.
October 10, 2006
Page 6


         Response: We added a sentence with this information on page 19 of the Amendment.

         17. Please disclose the approximate cost for opening a new branch and the cost for loan production offices.

         Response: We added a sentence with this information on page 19 of the Amendment.

Management's Discussion and Analysis of
Financial Condition and Results of Operations, page 21

Overview, page 21

         18. Please provide analysis, consistent with Release No. 33-8350, of the opportunities, challenges, risks and uncertainties, as well as the actions they are taking to address these opportunities, challenges, risks and uncertainties. For instance, please discuss how management is addressing the problems and ramifications of the FDIC examination and the MOU. Provide analysis of how you will grow while complying with the MOU. In addition, please provide analysis of economic factors, such as interest rates, or industry-wide factors, such as a decline in the real estate market, relevant to the company on which management is concerned.

         Response: We have provided this analysis as requested, at pages 23 and 27 of the Amendment.

         19. Please comply with Instruction 3 to Item 303(a) which provides that "the discussion and analysis shall focus specifically on material events and uncertainties known to management that would cause reported financial information not to be necessarily indicative of future operating results or of future financial condition." Please include in this section analysis of the anticipated impact of the following:

                  o        costs of being a public company; and

                  o the national decline in sales of existing homes and in the median price for an existing home over the past 12 months and the recent drop in construction of new homes and apartments.

         Response: We have provided this analysis as requested, at page 24 of the Amendment.

         20. Please revise your statement in the third paragraph that you "provide a variety of loans to our customers" to disclose the concentration of your loans in real estate.

         Response: We made this revision at pages 22 and 23 of the Amendment.

Mr. Todd K. Schiffman                                     KELLER ROHRBACK L.L.P.
October 10, 2006
Page 7


Key Factors in Evaluating Financial Condition and Results of Operations, page 22

         21. Please revise this section as follows:

                  o address analysis of the net interest margin which you identify, on page 21, as a key performance measure but do not discuss in this section; and

                  o provide analysis of each of the performance measures in comparison to industry standards as you suggest you do with regard to return on average assets.

         Response: We have provided the analysis of net interest margin at page 25 of the Amendment and deleted the reference at page 24 that suggests we compare our ROA to industry standards.

Loans, page 39

         22. We note your disclosure on page F-29 that $140 million of your loans as of December 31, 2005, were interest only loans. Please revise to discuss this as an additional loan concentration, describe how you monitor such loans for collectibility, and disclose the terms of such loans, including option ARMs, and negative amortization features, if any. Please consider presenting a breakdown of your interest only loans in a tabular format in order to identify the major subcategories.

         Response: We have added a paragraph with this information on page 42 of the Amendment. Information about the terms of these loans is provided on page 63 of the Amendment in response to comment 25.

Allowance for Loan Losses, page 40

         23. Please revise to describe your methodology for determining the unallocated portion of your allowance. Refer to SAB Topic 6.

         Response: We have described the company's methodology at page 45 of the Amendment.

Shareholders' Equity, page 44

         24. Please revise to describe how you determined the payment of the stock dividends, in August 2006, should be based upon a share price of $13.15. If this value differs from your intended offering price, please provide an analysis of events which occurred from the payment of the dividend to the filing of your registration statement, to support your valuation.

         Response: We have included this information on page 47 of the Amendment. The third-party valuation used was in accordance with the company's prior practice, under which a

Mr. Todd K. Schiffman                                     KELLER ROHRBACK L.L.P.
October 10, 2006
Page 8


valuation was done each year and updated quarterly for purposes of stock option grants and director compensation. We have not yet negotiated the public offering filing range with the underwriter, but in preliminary discussions with the underwriter we have discussed an offering price of $13 to $16 per share. The third party valuation was made on a closely held company basis and included a discount for lack of marketability.

Credit Policies, page 60

         25. In the first paragraph, clarify whether you ever lend to developers who do not have leases for the properties. In addition, state whether you "seek" to have an entire building leased or the required percentage before you will lend.

         Response: We have added a discussion of the company's pre-leasing criteria at page 63 of the Amendment.

Our Competition, page 65

         26. Please revise this section to provide more detail consistent with
Item 101(c)(l)(x) including, but not limited to, the following:

                  o an estimate of the number of competitors in your market;

                  o an estimate of your competitive position in your market;

                  o identification of one or a small number of competitors who are dominant in the industry in your market; and

                  o more detail regarding the positive and negative factors pertaining to your competitive position.

         Response: We have revised this section to include the additional information, to the extent available, at page 69.

Director Compensation, page 79

         27. Please disclose the value per share that you attributed to the stock that you gave the directors in August 2006 as compensation. Please reconcile your statement on page 79 that you gave the directors the stock in August 2006 with your statements on page II-2 that you paid them in stock in 2003, 2004, 2005 and 2006.

         Response: We have included this information on page 82 of the Amendment. The difference between the number of shares on page 82 and in page II-2 is because in the latter, the numbers of share prices are not adjusted for the 6.1429:1 stock split.

Mr. Todd K. Schiffman                                     KELLER ROHRBACK L.L.P.
October 10, 2006
Page 9


Experts, page 95

         28. Please revise to include Exhibit 16, which is required by Item 601 of Regulation S-K.

         Response: We have included Exhibit 16 with our filing of the Amendment and this exhibit is now referenced on page II-6.

Recent Sales of Unregistered Securities, page II -2

         29. Please disclose the respective value per share that you attributed to the stock in each year 2003, 2004, 2005 and 2006 in which you gave stock to directors as compensation. Please add disclosure of securities sales by your subsidiary, WSB Financial Group Trust I.

         Response: We have added this information to page II-2 of the Amendment.

Unaudited Financial Statements for the Quarter Ended June 30, 2006

Note 1: Summary of Significant Accounting Policies
Stock Option Plans, page F-10

         30. Please revise to include the disclosures required by paragraph 84 of SFAS 123(R).

         Response: We have included on page F-11 of the Amendment, revised disclosure that includes the tabular presentation of the information that was required by paragraph 45 of Statement 123.

Audited Financial Statements for Fiscal Year Ended December 31, 2005

Consolidated Statement of Changes in Stockholders' Equity, page F-20

         31. Given the absence of an active market for your shares, please revise to disclose how you valued the shares of stock issued for directors' fees.

         Response: We have added this information to Note 11 on page F-35 of the Amendment.

Note 1:  Summary of Significant Accounting Policies

General

         32. Please revise to include your accounting policy for recognition of lease income and expense.

         Response: We have added this information to Note 1 of the Amendment at pages F-12 and F-27.

Mr. Todd K. Schiffman                                     KELLER ROHRBACK L.L.P.
October 10, 2006
Page 10


Loan and allowances for loan losses, page F-23

         33. We note that your allowance for loan loss provides for potential loan, loan commitment and standby letters of credit. Please revise your financial statements to present your estimate for the losses associated with off-balance sheet commitments as a liability separate from your allowance for loan loss. Refer to paragraph 8(e) of SOP 01-6.

         Response: We respectfully advise the Staff that the amount of allowance related to loan commitments and standby letters of credit is not material. In future periods if amounts related to loan commitments and standby letters of credit are material, we will present these amounts separately as a liability in accordance with paragraph 8(e) of SOP 01-6. We have added disclosure at pages F-9 and F-24 that the related amounts are not material.

Comprehensive Income, page F-26

         34. Please revise to disclose why no tax benefit, related to your unrealized loss from available-for-sale securities, was recognized in 2003.

         Response: We respectfully advise the Staff that the related tax benefit of $6,594 in 2003 is not material.

Note 6: Advances and Junior Subordinated Debentures Payable, page F-30

         35. We note that your subsidiary, WSB Financial Group Trust I, was created for the issuance of the trust preferred securities. Please revise to disclose, if true, that the subsidiary is 100% owned by the parent company and that the patent company has fully and unconditionally guaranteed the securities. Please refer to Item 3.10(b)(4) of Regulation S-X.

         Response: We have added this disclosure to page F-31 of the Amendment.

Note 12: Fair Value of Financial Instruments, page F-35

         36. We note your assumptions for the estimate of the fair value of investment securities available for sale. Please tell us how you determined your assumptions and methodology are consistent with the guidance of paragraph 11 of SFAS 107. Revise your financial statements accordingly.

         Response: Note 12 regarding the method for determining the fair value of available for sale securities has been revised at page F-37 of the Amendment, to reference the matrix pricing model, which is one of the pricing models discussed in paragraph 11 of FAS 107.

         We are filing Amendment No. 1 today on Edgar in response to these comments. Four marked copies of Amendment No. 1 are enclosed to expedite your review.

Mr. Todd K. Schiffman                                     KELLER ROHRBACK L.L.P.
October 10, 2006
Page 11


         The required statement from the company acknowledging its responsibility for disclosure in the filing and the status of staff comments, is also enclosed.

         Please call the undersigned at (206) 224-7585 (direct) with any questions.

                                             Very truly yours,

                                             /s/ Thomas A. Sterken

                                             Thomas A. Sterken



TAS:sjm
Encs.:   Information relating to WSB Growth 1999-2005
         as referenced in Response to Comment 3
         Company Acknowledgement
         Marked copy of Amendment No. 1
         Request for Confidential Treatment w/MOU Materials


cc w/ encs.:      Jonathan E. Gottlieb
                  Margaret B. Fitzgerald

cc w/o encs.:     David K. Johnson
                  C.J. Voss

                             COMPANY ACKNOWLEDGEMENT


         The registrant, WSB Financial Group, Inc. ("Company"), hereby acknowledges to the U.S. Securities and Exchange Commission ("Commission"), with respect to the Company's Registration Statement on Form S-1, File No. 333-137038, filed August 31, 2006, and amendments thereto, as follows:

         1. The Company is responsible for the adequacy and accuracy of the disclosure in the filing;

         2. Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

         3. The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

         DATED this 10th day of October, 2006.

                                        WSB FINANCIAL GROUP, INC.



                                        By: /s/ David K. Johnson
                                           -------------------------------------
                                           David K. Johnson
                                           President and Chief Executive Officer

WSB GROWTH SUMMARY

                   2001   2002     2003     2004    2005    6/30/2006   CAGR
                   ----   ----     ----     ----    ----    ---------   ----
Assets            32,453  52,760  75,999  137,381  249,943    301,107   64.1%
    % growth               62.6%   44.0%    80.8%    81.9%      40.9%

Loans             25,254  39,764  58,209  117,588  207,117    274,676   70.0%
    % growth               57.5%   46.4%   102.0%    76.1%      65.2%

Deposits          28,112  48,017  68,003  123,593  224,167    274,011   65.9%
    % growth               70.8%   41.6%    81.7%    81.4%      44.5%

LTM Net Income        15     286     631    1,340    2,412       3,206   NM
    % growth                  NM  120.6%   112.4%    80.0%      65.8%